Revenues (Detail) - Revenues - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Notes to Financial Statements
Zinc concentrate sales	$ 74,834	$ 43,802	$ 158,152	$ 110,082
Zinc concentrate mark-to-market adjustments	(12,219)	(4,096)	(14,871)	(2,524)
Zinc concentrate by-product sales	113	210	1,707	7,324
Zinc concentrate treatment charges	(1,234)	(1,599)	(2,395)	(7,582)
Total revenue from zinc concentrate contracts	61,494	38,317	142,593	107,300
Copper concentrate sales	13,470	19,737	37,509	19,737
Copper concentrate mark-to-market adjustments	(171)	686	(706)	686
Copper concentrate by-product sales	3,439	5,864	8,762	5,864
Copper concentrate treatment and refining charges	(1,822)	(3,303)	(5,002)	(3,303)
Total revenue from copper concentrate contracts	14,916	22,984	40,563	22,984
Other		4,790		7,454
Revenues	$ 76,410	$ 66,091	$ 183,156	$ 137,738